Financial assets and liabilities, other - Financial liabilities, other (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Financial liabilities, other
Financial liabilities	$ 32.7	$ 32.7
Current portion	(18.9)	(17.3)	$ (32.0)
Non-current portion	13.8	15.4	$ 21.4
Non-trade payables
Financial liabilities, other
Financial liabilities	23.8	18.0
Current portion	(12.1)	(5.4)
Non-current portion	11.7	12.6
Derivative financial instruments
Financial liabilities, other
Financial liabilities	8.9	14.7
Current portion	(6.8)	(11.9)
Non-current portion	$ 2.1	$ 2.8